Annual Total Returns - VIPTargetVolatilityPortfolio-ServiceService2PRO - VIPTargetVolatilityPortfolio-ServiceService2PRO - VIP Target Volatility Portfolio - VIP Target Volatility Portfolio - Service Class
Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(1.22%)
Annual Return 2016	5.30%
Annual Return 2017	16.39%
Annual Return 2018	(5.81%)
Annual Return 2019	18.81%
Annual Return 2020	9.13%
Annual Return 2021	12.16%
Annual Return 2022	(15.53%)
Annual Return 2023	14.14%
Annual Return 2024	9.94%